Background, Organization and Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 30, 2018
Significant Accounting Policies [Line Items]
Amortization expenses	$ 10,700,000	$ 7,600,000	$ 4,100,000
Cumulative foreign earnings	32,000,000
Goodwill impairment charges	0	0
Business combination consideration	$ 4,700,000
Centuri | W.S. Nicholls Western Construction LTD
Significant Accounting Policies [Line Items]
VIR ownership percentage	50.00%
Exposure to loss as a result of its investment	$ 12,200,000
Money Market Funds
Significant Accounting Policies [Line Items]
Money market fund investments	26,700,000	59,900,000
Money Market Funds | Southwest Gas Corporation
Significant Accounting Policies [Line Items]
Money market fund investments	23,500,000	18,000,000
Gas Pipe Materials and Supplies | Prepaids and other current assets
Significant Accounting Policies [Line Items]
Gas pipe materials and operating supplies	57,000,000	56,000,000
Prepaid and other current assets	$ 33,000,000	74,000,000
Linetec | Centuri
Significant Accounting Policies [Line Items]
Percentage of voting interests acquired				80.00%
Business combination consideration		$ 75,600,000